UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

Hodges Fund
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 95.0%
	Advertising, Public Relations, & Related Services: 0.8%
100,000	DG Fastchannel, Inc.*	$2,793,000
	Air Transportation: 9.0%
750,000	Continental Airlines, Inc.*	13,440,000
450,000	Delta Air Lines, Inc.	5,121,000
1,200,000	Southwest Airlines Co.	13,716,000
		32,277,000
	Aerospace Product & Parts Manufacturing: 3.8%
250,000	Boeing Co.	13,532,500
	Asset Management: 2.9%
350,000	Legg Mason, Inc.	10,556,000
	Computer & Peripheral Equipment Manufacturing: 4.6%
100,000	Cisco Sytems, Inc.*	2,394,000
200,000	Dell, Inc.*	2,872,000
500,000	Napco Security Technologies, Inc.(2)	835,000
400,000	Texas Industries, Inc.	10,424,000
		16,525,000
	Consumer Accessories: 5.1%
1,902,900	A.T. Cross Co.(1)(2)	9,952,167
250,000	Fossil, Inc.*	8,390,000
		18,342,167
	Electronic Shopping & Mail-Order Houses: 0.6%
100,000	Sotheby's	2,248,000
	Electronics & Appliance Stores: 1.6%
255,000	Gamestop Corp.	5,594,700
	Facilities Support Services: 0.6%
100,000	Cornell Companies, Inc.*	2,270,000
	Financial Investment Activities: 0.9%
200,000	Knight Capital Group, Inc.*	3,080,000
	Food Manufacturing: 1.4%
600,000	Rocky Mountain Chocolate Factory, Inc.(1)(2)	4,860,000
	Footwear Manufacturing: 3.6%
2,250,000	Crocs, Inc.*	12,937,500
	Full-Service Restaurants: 2.7%
200,000	Hyatt Hotels Corp.*	5,962,000
1,000,000	Lubys, Inc.(2)	3,680,000
		9,642,000
	General Freight Trucking: 0.3%
285,000	Frozen Food Express Industries, Inc.(2)	940,500
	General Merchandise Stores: 7.5%
100,000	Costco Wholesale Corp.	5,917,000
510,000	PriceSmart, Inc.(2)	10,424,400
200,000	Wal-Mart Stores, Inc.	10,690,000
		27,031,400
	Home Building: 0.4%
725,000	Palm Harbor Homes(2)	1,500,750
	Limited-Service Eating Places: 1.3%
1,550,000	Krispy Kreme Doughnuts, Inc.*	4,572,500
	Medical & Diagnostic Laboratories: 1.5%
30,000	Laboratory Corporation of America*	2,245,200
100,000	Sirona Dental Systems, Inc.*	3,174,000
		5,419,200
	Mining Machinery Manufacturing: 1.4%
100,000	Joy Global, Inc.	5,159,000
	Newspaper, Periodical, Book, & Directory Publishers: 9.2%
1,000,000	A.H. Belo Corp.(1)(2)	5,760,000
1,000,000	Gannett, Inc.	14,850,000
1,000,000	New York Times Co.*	12,360,000
		32,970,000
	Oil & Gas Extraction: 5.0%
150,000	Devon Energy Corp.	11,025,000
500,000	GMX Resources, Inc.*	6,870,000
		17,895,000
	Oil & Gas Services: 10.2%
300,000	Atwood Oceanics, Inc.*	10,755,000
360,400	Cubic Energy, Inc.*	536,996
185,000	Schlumberger Ltd.	12,041,650
160,000	Transocean Ltd.*	13,248,000
		36,581,646
	Personal Services: 1.4%
400,000	CPI Corp.(1)(2)	4,912,000
	Radio & Television Broadcasting: 5.9%
3,000,000	Belo Corp.	16,320,000
8,000,000	Sirius XM Radio, Inc.*	4,800,000
		21,120,000
	Rail Transportation: 4.6%
500,000	Kansas City Southern*	16,645,000
	Railroad Rolling Stock Manufacturing: 1.9%
400,000	Trinity Industries, Inc.	6,976,000
	Software Publishers: 0.7%
100,000	Oracle Corp.	2,454,000
	Steel Product Manufacturing: 1.7%
400,000	Commercial Metals Co.	6,260,000
	Transportation Infrastructure: 3.1%
410,000	Aegean Marine Petroleum Network, Inc.	11,266,800
	Water Transportation: 1.3%
450,000	Dryships, Inc.*	2,619,000
100,000	Genco Shipping & Trading Ltd.	2,238,000
		4,857,000

	TOTAL COMMON STOCKS
	(Cost $325,120,256)	341,218,663

	PARTNERSHIPS & TRUSTS: 3.4%
408,000	Texas Pacific Land Trust(2)	12,301,200

	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $11,184,416)	12,301,200

	PREFERRED STOCKS: 0.7%
150,000	Gerdau S.A.	2,554,500

	TOTAL PREFERRED STOCKS
	(Cost $2,373,315)	2,554,500

Contracts		Value
	PURCHASED CALL OPTIONS: 0.2%
1,000	Chesapeake Call Option
	Expiration: January, 2011, Exercise Price: $20.000	770,000

	TOTAL PURCHASED CALL OPTIONS
	(Cost $695,000)	770,000

Shares		Value
	WARRANTS: 0.0%
2,214	Krispy Kreme Doughnuts, Inc.
	Expiration: March 2012	133

	TOTAL WARRANTS
	(Cost $0)	133

	SHORT-TERM INVESTMENT: 0.0%
97,304	Fidelity Institutional Money Market Portfolio, 0.20%(3)	97,304

	TOTAL SHORT-TERM INVESTMENT
	(Cost $97,304)	97,304

	TOTAL INVESTMENTS IN SECURITIES: 99.3%
	(Cost $339,470,291)	356,941,800
	Other Assets in Excess of Liabilities: 0.7%	2,331,747
	TOTAL NET ASSETS: 100.0%	$359,273,547

* Non-income producing security.
(1) Affiliated Company as defined by the Investment Company Act of 1940.
(2) A portion of this security is considered illiquid. As of December 31, 2009, the value of these investments was $38,121,787 or 10.6% of total net assets.
(3) Seven-day Yield

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows+:

Cost of investments		$340,295,608
Gross unrealized appreciation		48,511,660
Gross unrealized depreciation		(31,865,468)
Net unrealized depreciation		$16,646,192

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2009 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Common Stock	$341,218,663	-	-

Partnerships & Trusts	12,301,200

Preferred Stock	2,554,500	-	-

Call Options	770,000	-	-

Warrants	133	-	-

Short-Term Investments	97,304	-	-

Total Investments in Securities	$356,941,800	-	-

Hodges Small Cap Fund
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 92.2%
	Agriculture Equipment & Supplies Stores: 1.9%
50,000	Titan Machinery, Inc.*	$577,000
	Ambulatory Health Care Services: 1.4%
8,000	Emergency Medical Services Corp.*	433,200
	Apparel Manufacturing: 1.8%
20,000	Under Armour, Inc.*	545,400
	Book, Periodical, & Music Stores: 1.4%
100,000	Hastings Entertainment, Inc.*(2)	446,000
	Clothing Stores: 2.7%
20,000	Jos. A. Bank Clothiers, Inc.*	843,800
	Coal Mining: 4.0%
30,000	Massey Energy Corp.	1,260,300
	Communications Equipment Manufacturing: 1.0%
15,000	Telestone Technologies Corp.*	297,600
	Computer & Peripheral Equipment Manufacturing: 2.8%
60,000	Omnivision Technologies, Inc.*	871,800
	Consumer Accesories: 1.2%
70,000	A.T. Cross Co.*(1)	366,100
	Electrical Equipment Manufacturing: 1.0%
15,000	Harbin Electric, Inc.*	308,100
	Electronics & Appliance Stores: 1.1%
15,000	Gamestop Corp.*	329,100
	Facilities Support Services: 4.3%
15,000	Cornell Companies, Inc.*	340,500
45,000	Geo Group, Inc.*	984,600
		1,325,100
	Financial Investment Activities: 1.1%
75,000	Fortress Investment Group LLC*	333,750
	Food Manufacturing: 2.9%
25,000	Diamond Foods, Inc.	888,500
	Footwear Manufacturing: 1.5%
11,000	Steven Madden Ltd.*	453,640
	Furniture Related Product Manufacturing: 1.5%
20,000	Tempur Pedic International, Inc.*	472,600
	General Medical & Surgical Hospitals: 1.7%
100,000	Tenet Healthcare Corp.*	539,000
	General Merchandise Stores: 2.0%
30,000	PriceSmart, Inc.	613,200
	Home Building: 1.2%
180,000	Palm Harbor Homes*	372,600
	Inland Water Transportation: 2.3%
20,000	Kirby Corp.*	696,600
	Limited-Service Eating Places: 1.4%
145,000	Krispy Kreme Doughnuts, Inc.*	427,750
	Machinery Manufacturing: 2.8%
50,000	Alamo Group, Inc.	857,500
	Medical Equipment & Supplies Manufacturing: 2.3%
7,000	Insulet Corp.*	99,960
20,000	Sirona Dental Systems, Inc.*	634,800
		734,760
	Oil & Gas Extraction: 8.7%
90,000	Brigham Exploration Co.*	1,219,500
325,000	Cubic Energy, Inc.*	484,250
50,000	GMX Resources, Inc.*	687,000
62,600	Pacific Asia Petroleum, Inc.*	289,838
		2,680,588
	Oil & Gas Services: 4.6%
40,000	Atwood Oceanics, Inc.*	1,434,000
	Personal Services: 2.0%
50,000	CPI Corp.(1)	614,000
	Pulp, Paper & Paperboard Mills: 1.4%
20,000	Temple Inland, Inc.	422,200
	Radio & Television Broadcasting: 3.5%
200,000	Belo Corp.	1,088,000
	Rail Transportation: 5.4%
50,000	Kansas City Southern*	1,664,500
	Railroad Rolling Stock Manufacturing: 0.6%
10,000	Trinity Industries, Inc.	174,400
	Rubber Product Manufacturing: 1.0%
15,000	Cooper Tire & Rubber Co.	300,750
	Scheduled Air Transportation: 4.0%
70,000	Continental Airlines, Inc.*	1,254,400
	Special Food Services: 4.3%
35,000	Cracker Barrel Old Country Store, Inc.	1,329,650
	Sporting Goods Supplies: 2.0%
70,000	Sport Supply Group, Inc.	629,500
	Steel Product Manufacturing: 2.0%
40,000	Commercial Metals Co.	626,000
	Textile Product Mills: 0.5%
125,000	Joes Jeans, Inc.*	168,750
	Transportation: 4.4%
50,000	Aegean Marine Petroleum Network, Inc.	1,374,000
	Water Transportation: 2.5%
35,000	Genco Shipping & Trading Ltd.	783,300

	TOTAL COMMON STOCKS
	(Cost $23,168,107)	28,537,438

	PARTNERSHIP & TRUST: 3.4%
35,000	Texas Pacific Land Trust	1,055,250

	TOTAL PARTNERSHIP & TRUST
	(Cost $1,008,391)	1,055,250

	SHORT-TERM INVESTMENTS: 5.2%
479,894	AIM STIT-STIC Prime Portfolio, 0.11%(3)	479,894
1,130,928	Fidelity Institutional Money Market Portfolio, 0.20%(3)	1,130,928
		1,610,822
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,610,822)	1,610,822

	TOTAL INVESTMENTS IN SECURITIES: 100.8%
	(Cost $25,787,320)	31,203,510
	Liabilities in Excess of Other Assets: (0.8)%	(245,829)
	TOTAL NET ASSETS: 100.00%	$30,957,681

*Non-income producing security.
(1) Affiliated Company as defined by the Investment Company Act of 1940.
(2) A portion of this security is considered illiquid. As of December 31, 2009, the value of these investments was $121,125 or 0.4% of total net assets.
(3) Seven-day Yield

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows+:

Cost of investments		$26,025,069
Gross unrealized appreciation		6,175,598
Gross unrealized depreciation		(997,157)
Net unrealized depreciation		$5,178,441

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2009 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Common Stock	$28,537,438	-	-

Partnerships & Trusts	1,055,250

Short-Term Investments	1,610,822	-	-

Total Investments in Securities	31,203,510	-	-

Hodges Blue Chip 25 Fund
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 63.5%
	Activities Related to Credit Intermediation: 2.1%
1,000	Visa, Inc.	$87,460
	Aerospace Product & Parts Manufacturing: 2.0%
1,500	Boeing Co.	81,195
	Air Transportation: 2.0%
7,000	Southwest Airlines Co.	80,010
	Beverage Manufacturing: 2.1%
1,500	Coca Cola Co.	85,500
	Building Material & Supplies Dealers: 2.1%
3,000	Home Depot, Inc.	86,790
	Chemical Manufacturing: 6.1%
2,000	Johnson & Johnson	128,820
2,000	Procter & Gamble Co.	121,260
		250,080
	Communications Equipment Manufacturing: 1.8%
3,000	Cisco Systems, Inc.*	71,820
	Computer & Peripheral Equipment Manufacturing: 7.3%
1,500	International Business Machines Corp.	196,350
4,000	Texas Industries, Inc.	104,240
		300,590
	Engine, Turbine, & Power Transmission Equipment Manufacturing: 1.1%
1,000	Cummins, Inc.	45,860
	Financial Investment Activities: 2.9%
350	CME Group, Inc.	117,582
	Food Manufacturing: 3.8%
2,500	J.M. Smucker Co.	154,375
	General Merchandise Stores: 7.5%
2,500	Costco Wholesale Corp.	147,925
3,000	Wal-Mart Stores, Inc.	160,350
		308,275
	Mining Machinery Manufacturing: 1.9%
1,500	Joy Global, Inc.	77,385
	Nonmetallic Mineral Mining & Quarrying: 2.6%
2,000	Vulcan Materials Co.	105,340
	Petroleum & Coal Products Manufacturing: 4.0%
1,500	BP PLC - ADR	86,955
1,000	Chevron Corp.	76,990
		163,945
	Rail Transportation: 4.9%
6,000	Kansas City Southern*	199,740
	Software Publishers: 2.2%
3,000	Microsoft Corp.	91,470
	Support Activities for Mining: 5.4%
1,750	Schlumberger Ltd.	113,908
1,300	Transocean Ltd.*	107,640
		221,548
	Utility System Construction: 1.7%
1,500	Fluor Corp.	67,560

	TOTAL COMMON STOCKS
	(Cost $2,508,964)	2,596,525

	PARTNERSHIPS & TRUSTS: 2.8%
3,800	Texas Pacific Land Trust	114,570

	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $114,484)	114,570

	SHORT-TERM INVESTMENTS: 29.5%
1,060,537	AIM STIT-STIC Prime Portfolio, 0.11%(1)	1,060,537
143,477	Fidelity Institutional Money Market Portfolio, 0.20%(1)	143,477
		1,204,014
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,204,014)	1,204,014

	TOTAL INVESTMENTS IN SECURITIES: 95.8%
	(Cost $3,827,462)	3,915,109
	Other Assets in Excess of Liabilities: 4.2%	173,652
	TOTAL NET ASSETS: 100.0%	$4,088,761

* Non-income producing security.
(1) Seven-day Yield
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows+:

Cost of investments		$3,827,462
Gross unrealized appreciation		103,022
Gross unrealized depreciation		(15,375)
Net unrealized depreciation		$87,647

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since the Fund does not have a full fiscal year.

Summary of Fair Value Disclosure at December 31, 2009 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Common Stock	$2,596,525	-	-

Partnerships & Trusts	114,570

Short-Term Investments	1,204,014	-	-

Total Investments in Securities	$3,915,109	-	-

Hodges Equity Income Fund
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 87.1%
	Aerospace Product & Parts Manufacturing: 2.7%
2,000	Boeing Co.	$108,260
	Beverage Manufacturing: 3.6%
2,500	Coca Cola Co.	142,500
	Book, Periodical, & Music Stores: 2.2%
15,000	Educational Development Corp.	89,250
	Building Material & Supplies Dealers: 3.6%
5,000	Home Depot, Inc.	144,650
	Chemical Manufacturing: 12.1%
1,500	El Du Pont De Nemours & Co.	50,505
2,500	Eli Lilly & Co.	89,275
2,500	Johnson & Johnson	161,025
2,500	Merck & Co. Inc.	91,350
1,500	Procter & Gamble Co.	90,945
		483,100
	Converted Paper Product Manufacturing: 2.7%
1,700	Kimberly Clark Corp.	108,307
	Electric Power Generation, Transmission & Distribution: 10.4%
1,000	Black Hills Corp.	26,630
6,000	Centerpoint Energy, Inc.	87,060
1,000	Dominion Resources, Inc.	38,920
3,000	Duke Energy Corp.	51,630
2,500	Exelon Corp.	122,175
1,000	Southern Co.	33,320
2,500	Xcel Energy, Inc.	53,050
		412,785
	Food Manufacturing: 8.9%
1,000	General Mills, Inc.	70,810
1,000	Hershey Co.	35,790
2,750	J.M. Smucker Co.	169,812
2,000	Kraft Foods, Inc.	54,360
3,000	Rocky Mountain Chocolate Factory, Inc.(1)	24,300
		355,072
	General Merchandise Stores: 2.7%
2,000	Wal-Mart Stores, Inc.	106,900
	General Purpose Machinery Manufacturing: 0.7%
500	Caterpillar, Inc.	28,495
	Grocery & Related Product Merchant Wholesalers: 1.8%
2,500	Sysco Corp.	69,850
	Natural Gas Distribution: 9.2%
2,000	Ameren Corp.	55,900
4,000	Atmos Energy Corp.	117,600
3,000	Consolidated Edison, Inc.	136,290
1,000	Sempra Energy	55,980
		365,770
	Oil & Gas Services: 1.2%
500	Diamond Offshore Drilling, Inc.	49,210
	Personal Services: 3.1%
10,000	CPI Corp.(1)	122,800
	Petroleum & Coal Products Manufacturing: 6.8%
2,200	BP PLC - ADR	127,534
1,000	Chevron Corp.	76,990
1,000	Exxon Mobil Corp.	68,190
		272,714
	Pipeline Transportation of Natural Gas: 1.1%
1,000	Oneok, Inc.	44,570
	Poultry & Egg Production: 2.6%
3,000	Cal-Maine Foods, Inc.	102,240
	Wired Telecommunications Carriers: 11.7%
4,000	AT&T, Inc.	112,120
3,500	Centurytel, Inc.	126,735
5,000	Frontier Communications Corp.	39,050
4,000	Verizon Communications, Inc.	132,520
5,000	Windstream Corp.	54,950
		465,375
	TOTAL COMMON STOCKS
	(Cost $3,304,715)	3,471,848

	PARTNERSHIPS & TRUSTS: 6.3%
4,000	HCP, Inc.	122,160
10,000	Mesabi Trust	128,000
		250,160
	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $234,792)	250,160

	PREFERRED STOCKS: 4.1%
1,000	Archer Daniels Midland Co.	43,610
5,000	Capstead Mortgage Corp.	70,500
2,000	GMX Resources, Inc.	47,400
		161,510
	TOTAL PREFERRED STOCK
	(Cost $152,698)	161,510

	SHORT-TERM INVESTMENT: 1.0%
42,112	Fidelity Institutional Money Market Portfolio, 0.20%(1)	42,112

	TOTAL SHORT-TERM INVESTMENT
	(Cost $42,112)	42,112

	TOTAL INVESTMENTS IN SECURITIES: 98.5%
	(Cost $3,734,317)	3,925,630
	Other Assets in Excess of Liabilities: 1.5%	59,268
	TOTAL NET ASSETS: 100.0%	$3,984,898

(1) Affiliated Company as defined by the Investment Company Act of 1940.
(2) Seven-day Yield
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows+:

Cost of investments		$3,734,317
Gross unrealized appreciation		205,480
Gross unrealized depreciation		(14,167)
Net unrealized depreciation		$191,313

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since the Fund does not have a full fiscal year.

Summary of Fair Value Disclosure at December 31, 2009 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Common Stock	$3,471,848
		-	-
Partnerships & Trusts	250,160

Preferred Stock	161,510	-	-

Short-Term Investments	42,112	-	-

Total Investments in Securities	$3,925,630	-	-

Hodges Pure Contrarian Fund
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 90.7%
	Air Transportation: 5.4%
8,000	Continental Airlines, Inc.*	$143,360
9,500	Delta Air Lines, Inc.*	108,110
		251,470
	Apparel Manufacturing: 3.0%
25,000	Liz Claiborne, Inc.*	140,750
	Book, Periodical, & Music Stores: 3.3%
35,000	Hastings Entertainment, Inc.*	156,100
	Building Material & Supplies Dealers: 1.8%
3,000	Home Depot, Inc.	86,790
	Clothing Stores: 3.6%
10,000	Chicos FAS, Inc.*	140,500
2,500	Stein Mart, Inc.*	26,650
		167,150
	Computer & Peripheral Equipment Manufacturing: 1.5%
5,000	Dell, Inc.*	71,800
	Consumer Accessories: 1.1%
10,000	A.T. Cross Co.*(1)	52,300
	Consumer Goods: 0.9%
10,000	Eastman Kodak Co.	42,200
	Death Care Services: 1.7%
10,000	Service Corp. International	81,900
	Electronic Shopping & Mail-Order Houses: 2.4%
5,000	Sothebys	112,400
	Electronics & Appliance Stores: 1.9%
4,000	Gamestop Corp.*	87,760
	Financial Investment Activities: 6.3%
20,600	E*Trade Financial Corp.*	36,050
5,601	Legg Mason, Inc.	168,926
10,000	Penson Worldwide, Inc.*	90,600
		295,576
	Food Manufacturing: 2.8%
1,350	Hershey Co.	48,316
3,000	Tootsie Roll Industries, Inc.	82,140
		130,456
	Footwear Manufacturing: 4.5%
17,500	Crocs, Inc.*	100,625
50,000	Heelys, Inc.*	109,000
		209,625
	Full-Service Restaurants: 1.6%
20,000	Lubys, Inc.*	73,600
	Furniture Related Product Manufacturing: 1.5%
3,000	Tempur Pedic International, Inc.*	70,890
	General Freight Trucking: 2.1%
30,000	Frozen Food Express Industries, Inc.	99,000
	General Medical & Surgical Hospitals: 0.3%
2,500	Tenet Healthcare Corp.*	13,475
	Grocery Stores: 2.0%
3,500	Whole Foods Market, Inc.*	96,075
	Home Building: 1.8%
40,000	Palm Harbor Homes*	82,800
	Limited-Service Eating Places: 4.5%
33,000	Krispy Kreme Doughnuts, Inc.*	97,350
5,000	Starbucks Corp.*	115,300
		212,650
	Machinery Manufacturing: 1.8%
5,000	Alamo Group, Inc.	85,750
	Newspaper, Periodical, Book, & Directory Publishers: 13.3%
35,000	A.H. Belo Corp.*(1)	201,600
25,000	Belo Corp.	136,000
10,000	Gannett, Inc.	148,500
11,000	New York Times Co.*	135,960
		622,060
	Nonferrous Metal (except Aluminum) Production and Processing: 1.6%
3,500	Encore Wire Corp.	73,745
	Nonmetallic Mineral Mining & Quarrying: 2.0%
10,000	Harry Winston Diamond Corp.	95,100
	Oil & Gas Extraction: 3.5%
5,000	GMX Resources, Inc.*	68,700
10,000	Sandridge Energy, Inc.*	94,300
		163,000
	Personal Services: 2.6%
10,000	CPI Corp.(1)	122,800
	Pharmaceutical & Medicine Manufacturing: 1.2%
3,000	Mylan, Inc.*	55,290
	Poultry & Egg Production: 1.8%
2,500	Cal-Maine Foods, Inc.	85,200
	Pulp, Paper, & Paperboard Mills: 0.9%
2,000	Temple Inland, Inc.	42,220
	Radio & Television Broadcasting: 1.3%
100,000	Sirius XM Radio, Inc.*	60,000
	Residential Building Construction: 1.5%
7,000	Pulte Homes, Inc.	70,000
	Software Publishers: 2.5%
3,500	Electronic Arts, Inc.*	62,125
115,000	Intrusion, Inc.*(2)	54,625
		116,750
	Steel Product Manufacturing: 0.5%
1,500	Commercial Metals Co.	23,475
	Transportation Equipment Manufacturing: 0.3%
500	Harley Davidson, Inc.	12,600
	Water Transportation: 1.9%
15,000	Dryships, Inc.*	87,300

	TOTAL COMMON STOCKS
	(Cost $4,000,188)	4,250,057

	PARTNERSHIPS & TRUSTS: 4.7%
10,000	Mesabi Trust	128,000
3,000	Texas Pacific Land Trust	90,450
		218,450
	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $212,535)	218,450

	PREFERRED STOCKS: 2.5%
7,000	Gerdau SA	119,210

	TOTAL PREFERRED STOCKS
	(Cost $100,170)	119,210

	SHORT-TERM INVESTMENTS: 8.0%
213,710	AIM STIT-STIC Prime Portfolio, 0.11%(3)	213,710
159,714	Fidelity Institutional Money Market Portfolio, 0.20%(3)	159,714
		373,424
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $373,424)	373,424

	TOTAL INVESTMENTS IN SECURITIES: 105.9%
	(Cost $4,686,317)	4,961,141
	Liabilities in Excess of Other Assets: (5.9)%	(276,167)
	TOTAL NET ASSETS: 100.0%	$4,684,974

* Non-income producing security.
(1) Affiliated Company as defined by the Investment Company Act of 1940.
(2) A portion of this security is considered illiquid. As of December 31, 2009, the value of these investments was $42,195 or 0.9% of total net assets.
(3) Seven-day Yield

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows+:

Cost of investments		$4,686,317
Gross unrealized appreciation		404,512
Gross unrealized depreciation		(129,688)
Net unrealized depreciation		$274,824

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since the Fund does not have a full fiscal year.

Summary of Fair Value Disclosure at December 31, 2009 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Common Stock	$4,250,057
		-	-
Partnerships & Trusts	218,450

Preferred Stock	119,210	-	-

Short-Term Investments	373,424	-	-

Total Investments in Securities	$4,961,141	-	-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title       /s/Robert M. Slotky
Robert M. Slotky, President

Date   February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date   February 23, 2010

By (Signature and Title)*   /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   February 23, 2010

* Print the name and title of each signing officer under his or her signature.